Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

September 18, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	X-Square Balanced Fund, LLC (811-23417; 333-229217)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 to the registration statement on Form N-1A (the “Amendment”) of X-Square Balanced Fund, LLC (the “Fund”). The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the amendment is to (i) add audited financial statements; (ii) respond to the comments of the staff (the “Staff”) of the Securities Exchange Commission on the Fund’s initial Registration Statement; and (iii) make certain other changes to the Registration Statement.

Please note that the Fund intends to submit an acceleration request to request that the Amendment become effective on or about October 1, 2019. We will forward a specific request for acceleration after we have received and responded to the Staff's comments, if any, on the Amendment.

Questions and comments may be directed to the undersigned at (312) 569-3107 or, in my absence, to Joshua Lindauer at (215) 988-2738.

Very truly yours,

/s/ David L. Williams
David L. Williams